UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

Parr Family of Funds
(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117 Memphis, TN 38137
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road Building A, 2nd Floor
Willow Grove, PA 19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 901.680.5266

Date of fiscal year end: 04/30/08

Date of reporting period: 07/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

PARR FAMILY OF FUNDS
THE USX CHINA FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

COMMON STOCK - (94.59%)	Shares	Value

ADVERTISING (0.68%)
Focus Media Holding, Ltd. - ADR *	6,000	$247,860

AGRICULTURE (2.30%)
Origin Agritech, Ltd. *	100,000	844,000

BIOTECHNOLOGY (3.61%)
American Oriental Bioengineering, Inc. *	100,000	720,000
China-Biotics, Inc. *	68,700	601,125
		1,321,125

CHEMICALS (2.72%)
Sinopec Shanghai Petrochemical Co., Ltd. - ADR	16,000	996,000

COMPUTERS & COMPUTER SERVICES (5.23%)
China Expert Technology, Inc. *	100,000	446,000
Comtech Group, Inc. *	40,000	568,800
PacificNet, Inc. *	200,000	902,000
		1,916,800

E-COMMERCE/SERVICES (1.05%)
Ctrip.com International, Ltd. - ADR	10,000	385,500

ELECTRICAL COMPONENTS & EQUIPMENT (8.69%)
China 3C Group *	100,000	656,000
China Ritar Power Corp. *	1,051	4,677
China Ritar Power Corp. * F	46,729	198,598
Fushi International, Inc. *	167,555	1,950,340
Fushi International, Inc. * F	33,187	373,354
		3,182,969

ELECTRONICS (4.83%)
China Security & Surveillance Technology, Inc. *	100,000	1,770,000

ENERGY-ALTERNATE SOURCES (2.65%)
JA Solar Holdings Co., Ltd. - ADR *	10,000	366,400
Suntech Power Holdings Co., Ltd. - ADR *	15,000	604,950
		971,350

FOOD (1.08%)
American Dairy, Inc. *	2,000	37,160
New Dragon Asia Corp. *	300,000	357,000
		394,160

PARR FAMILY OF FUNDS
THE USX CHINA FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

COMMON STOCK - (94.59%) (continued)	Shares	Value

HEALTHCARE - PRODUCTS (5.37%)
China Medical Technologies, Inc. - ADR	45,000	$1,472,400
Mindray Medical International, Ltd. - ADR	16,000	496,000
		1,968,400

INTERNET CONTENT ENTERTAINMENT (1.57%)
Shanda Interactive Entertainment, Ltd. - ADR *	20,000	575,200

MACHINERY (3.97%)
Wuhan General Group China, Inc. *	17,876	104,575
Wuhan General Group China, Inc. * F	300,000	1,350,000
		1,454,575

MINING (10.14%)
Aluminum Corp. of China, Ltd. - ADR	25,000	1,259,000
Puda Coal, Inc. *	300,000	651,000
Yanzhou Coal Mining Co., Ltd. - ADR	20,000	1,803,800
		3,713,800

OIL & GAS (4.71%)
China Petroleum & Chemical Corp. - ADR	6,000	629,820
CNOOC, Ltd. - ADR	8,000	948,800
PetroChina Co., Ltd. - ADR	1,000	147,260
		1,725,880

PHARMACEUTICALS (10.87%)
Benda Pharmaceutical, Inc. *	30,000	70,500
Benda Pharmaceutical, Inc. * F	757,218	1,552,297
China Pharma Holdings, Inc. *	500,000	735,000
Shengtai Pharmaceutical, Inc. *	11,500	33,925
Shengtai Pharmaceutical, Inc. * F	200,000	520,000
Tongjitang Chinese Medicines Co. - ADR *	90,000	1,070,100
		3,981,822

RETAIL (0.29%)
LJ International, Inc. *	15,000	105,600

RUBBER & PLASTIC PRODUCTS (1.51%)
Fuwei Films Holdings Co., Ltd. *	80,000	551,200

SOFTWARE (4.68%)
The9, Ltd. - ADR *	35,000	1,715,000

PARR FAMILY OF FUNDS
THE USX CHINA FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

COMMON STOCK - (94.59%) (continued)		Shares	Value

TELECOMMUNICATIONS (10.83%)
China Mobile, Ltd. - ADR		25,000	$1,434,750
China Netcom Group Corp. Hong Kong, Ltd. - ADR		10,000	513,500
Qiao Xing Mobile Communication Co., Ltd. *		100,000	793,000
Qiao Xing Universal Telephone, Inc. *		110,000	1,227,600
			3,968,850

TRANSPORTATION (1.57%)
Guangshen Railway Co., Ltd. - ADR		15,000	576,600

UTILITIES (2.45%)
Huaneng Power International, Inc. - ADR		20,000	895,600

WEB PORTALS/ISP (3.79%)
Netease.com, Inc. - ADR *		25,000	425,250
Sohu.com, Inc. *		30,000	963,900
			1,389,150

TOTAL COMMON STOCK (Cost $24,696,651)			34,651,441

	Expiration Date-
WARRANTS - (4.75%)	Exercise Price
Benda Pharmaceutical, Inc. * F	11/15/11 - 0.555	757,218	$1,132,041
China Pharma Holdings, Inc. *	02/01/10 - 2.38	400,000	-
China Ritar Power Corp. * F	02/21/10 - 2.78	9,345	13,737
China Security & Surveillance Technology, Inc. *	07/31/11 - 5.40	20,000	246,000
Shengtai Pharmaceutical, Inc. * F	05/15/12 - 2.60	100,000	-
Wuhan General Group China, Inc. * F	02/08/12 - 2.563	180,000	348,660
TOTAL WARRANTS (Cost $103,268)			1,740,438

SHORT TERM INVESTMENTS (0.61%)
Fifth Third Institutional Money Market Fund, 5.15% ** (Cost $224,227)		224,227	224,227

TOTAL INVESTMENTS (Cost $25,024,146) - 99.95%			36,616,106
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.05%			18,412
NET ASSETS - 100%			$36,634,518

PARR FAMILY OF FUNDS
THE USX CHINA FUND
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

*	Non-income producing security.

**	Rate shown represents the rate at July 31, 2007, is subject to change and resets daily.

ADR	American Depositary Receipt

F
These securities were valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at July 31, 2007 is $5,488,687 which represents 14.98% of total net assets. Sales of shares of these securities are restricted until certain regulatory filings are approved.

216,348 shares and 216,348 warrants of Benda Pharmaceutical, Inc. were acquired on 11/08/06 at prices of $0.4622 per share and $0.00 per warrant. 108,174 shares and 108,174 warrants of Benda Pharmaceutical, Inc. were acquired on 01/25/07 at prices of $0.5919 per share and $0.1477 per warrant. 108,174 shares and 108,174 warrants of Benda Pharmaceutical, Inc. were acquired on 01/31/07 at prices of $0.6201 per share and $0.2009 per warrant. 324,522 shares and 324,522 warrants of Benda Pharmaceutical, Inc. were acquired on 02/07/07 at prices of $0.6207 per share and $0.2020 per warrant. The current fair values of such securities are $2.05 per share and $1.4950 per warrant which are 87.23% and 83.29%, respectively, of the market values of unrestricted securities of the same issuer.

46,729 shares and 9,345 warrants of China Ritar Power Corp. were acquired on 02/16/07 at prices of $2.14 per share and $0.00 per warrant. The current fair values of such securities are $4.25 per share and $1.47 per warrant which are 95.51% and 88.02%, respectively, of the market values of unrestricted securities of the same issuer.

30,000 shares of Fushi International, Inc. was acquired on 09/15/06 at a price of $6.25 per share. An additional 3,187 shares were received as payment of a penalty by the company for failing to meet the deadline for filing their SB-1 registration statement with the SEC. The current fair value of such security is $11.25 per share which is 96.65% of the market value of unrestricted securities of the same issuer.

300,000 shares and 180,000 warrants of Wuhan General Group China, Inc. were acquired on 02/05/07 at prices of $2.33 per share and $0.00 per warrant. The current fair values of such securities are $4.50 per share and $1.9370 per warrant which are 76.92% and 58.93%, respectively, of the market values of unrestricted securities of the same issuer.

200,000 shares and 100,000 warrants of Shengtai Pharmaceutical, Inc. were acquired on 05/10/2007 at prices of $2.00 per share and $0.00 per warrant. The current fair values of such securities are $2.60 per share and $0.00 per warrant which are 88.14% and 0.00%, respectively, of the market values of unrestricted securities of the same issuer.

The Halter Pope USX China Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are determined only at the end of each fiscal year. As of April 30, 2007, the Fund's most recent fiscal year end, the cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes	$26,170,369
Unrealized Appreciation / (Depreciation):
Gross Appreciation	9,060,279
Gross Depreciation	(2,052,277)
Net Unrealized Appreciation / (Depreciation)	$7,008,002

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parr Family of Funds

By: /s/ Stephen L. Parr
Name: Stephen L. Parr
Title: President
Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Stephen L. Parr
Name: Stephen L. Parr
Title: President
Date: September 24, 2007

By: /s/ Dorothy Westmoreland
Name: Dorothy Westmoreland
Title: Treasurer
Date: September 24, 2007